Long-term Debt - Additional Information (Detail)					1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 15, 2015 USD ($)	Jul. 01, 2015 USD ($)	Jul. 08, 2014 USD ($)	Mar. 25, 2011 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Jul. 31, 2014 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 18, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 15, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Line of Credit Facility [Line Items]
Conversion of long-term debt to equity									$ 200,000,000
Interest expenses description									interest at a rate of LIBOR plus a margin of 3.5%
VTTI Project Loan [Member]
Line of Credit Facility [Line Items]
Interest expenses description									interest at a rate of LIBOR plus a margin of 3.5%
VTTI Project Loan [Member] | Johore [Member]
Line of Credit Facility [Line Items]
Debt term				7 years					7 years
Project finance loan agreement				$ 230,000,000	$ 0				$ 0	$ 0
Affiliate Loan [Member]
Line of Credit Facility [Line Items]
Repayment of loan									660,000,000
Conversion of long-term debt to equity									200,000,000
Loan amount outstanding									0	0
Vtti [Member]
Line of Credit Facility [Line Items]
Loan maximum borrowing capacity			$ 95,000,000							95,000,000
Outstanding amount of loan					75,100,000				$ 75,100,000	56,100,000
VTTI Operating Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan maximum borrowing capacity | €														€ 500,000,000
Increase in borrowing capacity | €								€ 80,000,000
Percentage of maximum borrowing capacity in USD								60.00%
Amount owned under facility | €								€ 580,000,000
Percentage of commitment fee									35.00%
Repayments of facility					$ 435,400,000
Remaining borrowing capacity | €												€ 359,000,000
Interest coverage ratio minimum					4.00%				4.00%			4.00%
Debt coverage ratio maximum					3.50%				3.50%			3.50%
Outstanding amount of loan					$ 104,000,000				$ 104,000,000	573,700,000
VTTI Operating Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Amount owned under facility | €											€ 300,000,000
Senior Unsecured Notes [Member]
Line of Credit Facility [Line Items]
Debt cover ratio, maximum	3.5
Interest coverage ratio, minimum	4.0
Affiliate VTTI Project Loan - ATB Phase 2 Facility [Member]
Line of Credit Facility [Line Items]
Outstanding amount of loan		$ 75,000,000			75,100,000		$ 75,000,000		$ 75,100,000	$ 56,100,000
VTTI MLP B.V [Member]
Line of Credit Facility [Line Items]
Outstanding amount of loan		$ 75,000,000
Additional indirect interest percentage		6.60%
EUR [Member] | VTTI Operating Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayments of facility | €						€ 180,000,000
USD [Member] | VTTI Operating Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayments of facility					$ 245,000,000
VTTI Operating [Member] | Series A Senior Unsecured Notes due December 15, 2022 [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes	$ 75,000,000
Interest rate	4.53%												4.53%
VTTI Operating [Member] | Series B Senior Unsecured Notes due December 15, 2025 [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes	$ 72,000,000
Interest rate	4.87%												4.87%
VTTI Operating [Member] | Series C Senior Unsecured Notes due December 15, 2027 [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes	$ 98,000,000
Interest rate	4.97%												4.97%
VTTI Operating [Member] | Series D Senior Unsecured Notes due December 15, 2022 [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes | €													€ 50,000,000
Interest rate	2.50%												2.50%
VTTI Operating [Member] | Series E Senior Unsecured Notes due December 15, 2025 [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes | €													€ 130,000,000
Interest rate	2.86%												2.86%
London Interbank Offered Rate (LIBOR) [Member] | Affiliate VTTI Project Loan - ATB Phase 2 Facility [Member]
Line of Credit Facility [Line Items]
Interest margin percentage			3.50%				3.50%